Condensed Consolidated Guarantor Information Condensed Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Noncontrolling Interest [Line Items]
Cash and cash equivalents	$ 635		$ 403			$ 570
Restricted cash and cash equivalents	83		81			100
Restricted Cash and Cash Equivalents			81			100
Accounts Receivable, Net, Current	1,190		1,150			1,005
Intercompany Receivables	0		0			0
Prepaid expenses	117		160			127
Income taxes receivable			20			36
Other Assets, Current	190		169			169
Assets, Current	2,215		1,983			2,007
Investments In Consolidated Subsidiaries	0		0			0
Goodwill	5,157		5,160			5,190	$ 5,218
Indefinite-lived Intangible Assets (Excluding Goodwill)	4,874		4,869			4,890
Management and franchise contracts, net	817		872			953
Other intangible assets, net	400		415			433
Operating Lease, Right-of-Use Asset	891		0
Property, Plant and Equipment, Net	418		367			353
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	146		90			111
Other	222		239			291
Assets, Noncurrent	12,925		12,012			12,221
Assets	15,140		13,995			14,228
Accounts payable, accrued expenses and other	1,657		1,530			1,416
Current portion of deferred revenues	298		350			366
Intercompany Payables	0		0			0
Long-term Debt and Capital Lease Obligations, Current	37		16			46
Accrued Income Taxes, Current			19			12
Customer Loyalty Program Liability, Current			700			622
Liabilities, Current	2,780		2,615			2,462
Long-term Debt and Capital Lease Obligations	7,772		7,266			6,556
Operating lease liabilities	1,066		0
Deferred Revenue, Noncurrent	822		826			829
Deferred income tax liabilities	861		898			931
Contract with Customer, Liability, Noncurrent			969			839
Customer Loyalty Program Liability, Noncurrent			969			839
Other Liabilities, Noncurrent	876		863			920
Liabilities	15,163		13,437			12,537
Stockholders' Equity Attributable to Parent	(30)		551			1,688
Stockholders' Equity Attributable to Noncontrolling Interest	7		7			3
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	(23)	$ 108	558	$ 560	$ 1,747	1,691	$ 5,627	$ 5,951
Liabilities and Equity	15,140		13,995			14,228
Parent Company [Member]
Noncontrolling Interest [Line Items]
Cash and cash equivalents	0		0			0
Restricted cash and cash equivalents	0		0
Restricted Cash and Cash Equivalents			0			0
Accounts Receivable, Net, Current	0		0			0
Intercompany Receivables	0		0			0
Prepaid expenses	0		0			0
Income taxes receivable			0			0
Other Assets, Current	0		0			0
Assets, Current	0		0			0
Investments In Consolidated Subsidiaries	2		557			1,697
Goodwill	0		0			0
Indefinite-lived Intangible Assets (Excluding Goodwill)	0		0			0
Management and franchise contracts, net	0		0			0
Other intangible assets, net	0		0			0
Operating Lease, Right-of-Use Asset	0
Property, Plant and Equipment, Net	0		0			0
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	4		4			6
Other	0		0			0
Assets, Noncurrent	6		561			1,703
Assets	6		561			1,703
Accounts payable, accrued expenses and other	36		10			15
Current portion of deferred revenues	0		0			0
Intercompany Payables	0		0			0
Long-term Debt and Capital Lease Obligations, Current	0		0			0
Accrued Income Taxes, Current			0			0
Customer Loyalty Program Liability, Current			0			0
Liabilities, Current	36		10			15
Long-term Debt and Capital Lease Obligations	0		0			0
Operating lease liabilities	0
Deferred Revenue, Noncurrent	0		0			0
Deferred income tax liabilities	0		0			0
Customer Loyalty Program Liability, Noncurrent			0			0
Other Liabilities, Noncurrent	0		0			0
Liabilities	36		10			15
Stockholders' Equity Attributable to Parent	(30)		551			1,688
Stockholders' Equity Attributable to Noncontrolling Interest	0		0			0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	(30)		551			1,688
Liabilities and Equity	6		561			1,703
HWF Issuers [Member]
Noncontrolling Interest [Line Items]
Cash and cash equivalents	0		0			0
Restricted cash and cash equivalents	0		0
Restricted Cash and Cash Equivalents			0			0
Accounts Receivable, Net, Current	0		0			0
Intercompany Receivables	0		0			0
Prepaid expenses	0		0			0
Income taxes receivable			0			0
Other Assets, Current	1		1			0
Assets, Current	1		1			0
Investments In Consolidated Subsidiaries	4,113		5,131			7,067
Goodwill	0		0			0
Indefinite-lived Intangible Assets (Excluding Goodwill)	0		0			0
Management and franchise contracts, net	0		0			0
Other intangible assets, net	0		0			0
Operating Lease, Right-of-Use Asset	0
Property, Plant and Equipment, Net	0		0			0
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	7		0			0
Other	12		23			20
Assets, Noncurrent	4,132		5,154			7,087
Assets	4,133		5,155			7,087
Accounts payable, accrued expenses and other	20		19			20
Current portion of deferred revenues	0		0			0
Intercompany Payables	0		0			0
Long-term Debt and Capital Lease Obligations, Current	0		0			32
Accrued Income Taxes, Current			0			0
Customer Loyalty Program Liability, Current			0			0
Liabilities, Current	20		19			52
Long-term Debt and Capital Lease Obligations	4,076		4,573			5,333
Operating lease liabilities	0
Deferred Revenue, Noncurrent	0		0			0
Deferred income tax liabilities	0		6			5
Customer Loyalty Program Liability, Noncurrent			0			0
Other Liabilities, Noncurrent	35		0			0
Liabilities	4,131		4,598			5,390
Stockholders' Equity Attributable to Parent	2		557			1,697
Stockholders' Equity Attributable to Noncontrolling Interest	0		0			0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	2		557			1,697
Liabilities and Equity	4,133		5,155			7,087
HOC [Member]
Noncontrolling Interest [Line Items]
Cash and cash equivalents	3		3			2
Restricted cash and cash equivalents	34		34
Restricted Cash and Cash Equivalents			34			61
Accounts Receivable, Net, Current	14		10			18
Intercompany Receivables	0		0			0
Prepaid expenses	16		52			25
Income taxes receivable			0			0
Other Assets, Current	1		1			1
Assets, Current	68		100			107
Investments In Consolidated Subsidiaries	7,850		7,930			8,326
Goodwill	0		0			0
Indefinite-lived Intangible Assets (Excluding Goodwill)	0		0			0
Management and franchise contracts, net	1		0			2
Other intangible assets, net	0		0			1
Operating Lease, Right-of-Use Asset	36
Property, Plant and Equipment, Net	61		27			20
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	86		94			104
Other	31		33			32
Assets, Noncurrent	8,065		8,084			8,485
Assets	8,133		8,184			8,592
Accounts payable, accrued expenses and other	201		229			184
Current portion of deferred revenues	47		106			90
Intercompany Payables	40		40			40
Long-term Debt and Capital Lease Obligations, Current	20		0			0
Accrued Income Taxes, Current			0			0
Customer Loyalty Program Liability, Current			0			0
Liabilities, Current	308		375			314
Long-term Debt and Capital Lease Obligations	3,473		2,467			983
Operating lease liabilities	43
Deferred Revenue, Noncurrent	0		0			0
Deferred income tax liabilities	0		0			0
Customer Loyalty Program Liability, Noncurrent			0			0
Other Liabilities, Noncurrent	196		211			228
Liabilities	4,020		3,053			1,525
Stockholders' Equity Attributable to Parent	4,113		5,131			7,067
Stockholders' Equity Attributable to Noncontrolling Interest	0		0			0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	4,113		5,131			7,067
Liabilities and Equity	8,133		8,184			8,592
Guarantor Subsidiaries [Member]
Noncontrolling Interest [Line Items]
Cash and cash equivalents	23		17			18
Restricted cash and cash equivalents	16		15
Restricted Cash and Cash Equivalents			15			10
Accounts Receivable, Net, Current	852		735			712
Intercompany Receivables	0		0			0
Prepaid expenses	48		37			24
Income taxes receivable			23			60
Other Assets, Current	48		13			13
Assets, Current	987		840			837
Investments In Consolidated Subsidiaries	2		557			1,697
Goodwill	3,824		3,824			3,824
Indefinite-lived Intangible Assets (Excluding Goodwill)	4,405		4,404			4,405
Management and franchise contracts, net	502		556			645
Other intangible assets, net	279		287			283
Operating Lease, Right-of-Use Asset	10
Property, Plant and Equipment, Net	67		65			67
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	0		0			0
Other	17		22			67
Assets, Noncurrent	9,106		9,715			10,988
Assets	10,093		10,555			11,825
Accounts payable, accrued expenses and other	664		529			576
Current portion of deferred revenues	241		239			266
Intercompany Payables	0		0			0
Long-term Debt and Capital Lease Obligations, Current	0		0			0
Accrued Income Taxes, Current			0			0
Customer Loyalty Program Liability, Current			700			622
Liabilities, Current	1,693		1,468			1,464
Long-term Debt and Capital Lease Obligations	0		0			0
Operating lease liabilities	8
Deferred Revenue, Noncurrent	754		762			770
Deferred income tax liabilities	958		962			1,052
Customer Loyalty Program Liability, Noncurrent			969			839
Other Liabilities, Noncurrent	94		93			64
Liabilities	4,493		4,254			4,189
Stockholders' Equity Attributable to Parent	5,600		6,301			7,636
Stockholders' Equity Attributable to Noncontrolling Interest	0		0			0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	5,600		6,301			7,636
Liabilities and Equity	10,093		10,555			11,825
Non-Guarantor Subsidiaries [Member]
Noncontrolling Interest [Line Items]
Cash and cash equivalents	609		383			550
Restricted cash and cash equivalents	33		32
Restricted Cash and Cash Equivalents			32			29
Accounts Receivable, Net, Current	324		405			275
Intercompany Receivables	40		40			40
Prepaid expenses	55		80			84
Income taxes receivable			0			0
Other Assets, Current	147		154			155
Assets, Current	1,208		1,094			1,133
Investments In Consolidated Subsidiaries	0		0			0
Goodwill	1,333		1,336			1,366
Indefinite-lived Intangible Assets (Excluding Goodwill)	469		465			485
Management and franchise contracts, net	314		316			306
Other intangible assets, net	121		128			149
Operating Lease, Right-of-Use Asset	845
Property, Plant and Equipment, Net	290		275			266
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	146		90			127
Other	162		161			172
Assets, Noncurrent	3,680		2,771			2,871
Assets	4,888		3,865			4,004
Accounts payable, accrued expenses and other	743		743			624
Current portion of deferred revenues	12		14			13
Intercompany Payables	0		0			0
Long-term Debt and Capital Lease Obligations, Current	17		16			14
Accrued Income Taxes, Current			22			36
Customer Loyalty Program Liability, Current			0			0
Liabilities, Current	772		795			687
Long-term Debt and Capital Lease Obligations	223		226			240
Operating lease liabilities	1,015
Deferred Revenue, Noncurrent	68		64			59
Deferred income tax liabilities	0		28			0
Customer Loyalty Program Liability, Noncurrent			0			0
Other Liabilities, Noncurrent	551		559			628
Liabilities	2,629		1,672			1,614
Stockholders' Equity Attributable to Parent	2,252		2,186			2,387
Stockholders' Equity Attributable to Noncontrolling Interest	7		7			3
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	2,259		2,193			2,390
Liabilities and Equity	4,888		3,865			4,004
Consolidation, Eliminations [Member]
Noncontrolling Interest [Line Items]
Cash and cash equivalents	0		0			0
Restricted cash and cash equivalents	0		0
Restricted Cash and Cash Equivalents			0			0
Accounts Receivable, Net, Current	0		0			0
Intercompany Receivables	(40)		(40)			(40)
Prepaid expenses	(2)		(9)			(6)
Income taxes receivable			(3)			(24)
Other Assets, Current	(7)		0			0
Assets, Current	(49)		(52)			(70)
Investments In Consolidated Subsidiaries	(11,967)		(14,175)			(18,787)
Goodwill	0		0			0
Indefinite-lived Intangible Assets (Excluding Goodwill)	0		0			0
Management and franchise contracts, net	0		0			0
Other intangible assets, net	0		0			0
Operating Lease, Right-of-Use Asset	0
Property, Plant and Equipment, Net	0		0			0
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	(97)		(98)			(126)
Other	0		0			0
Assets, Noncurrent	(12,064)		(14,273)			(18,913)
Assets	(12,113)		(14,325)			(18,983)
Accounts payable, accrued expenses and other	(7)		0			(3)
Current portion of deferred revenues	(2)		(9)			(3)
Intercompany Payables	(40)		(40)			(40)
Long-term Debt and Capital Lease Obligations, Current	0		0			0
Accrued Income Taxes, Current			(3)			(24)
Customer Loyalty Program Liability, Current			0			0
Liabilities, Current	(49)		(52)			(70)
Long-term Debt and Capital Lease Obligations	0		0			0
Operating lease liabilities	0
Deferred Revenue, Noncurrent	0		0			0
Deferred income tax liabilities	(97)		(98)			(126)
Customer Loyalty Program Liability, Noncurrent			0			0
Other Liabilities, Noncurrent	0		0			0
Liabilities	(146)		(150)			(196)
Stockholders' Equity Attributable to Parent	(11,967)		(14,175)			(18,787)
Stockholders' Equity Attributable to Noncontrolling Interest	0		0			0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	(11,967)		(14,175)			(18,787)
Liabilities and Equity	(12,113)		(14,325)			$ (18,983)
Guest Loyalty Program [Member]
Noncontrolling Interest [Line Items]
Current portion of liability for guest loyalty program	788		700
Contract with Customer, Liability, Noncurrent	986		969
Guest Loyalty Program [Member] | Parent Company [Member]
Noncontrolling Interest [Line Items]
Current portion of liability for guest loyalty program	0		0
Contract with Customer, Liability, Noncurrent	0		0
Guest Loyalty Program [Member] | HWF Issuers [Member]
Noncontrolling Interest [Line Items]
Current portion of liability for guest loyalty program	0		0
Contract with Customer, Liability, Noncurrent	0		0
Guest Loyalty Program [Member] | HOC [Member]
Noncontrolling Interest [Line Items]
Current portion of liability for guest loyalty program	0		0
Contract with Customer, Liability, Noncurrent	0		0
Guest Loyalty Program [Member] | Guarantor Subsidiaries [Member]
Noncontrolling Interest [Line Items]
Current portion of liability for guest loyalty program	788		700
Contract with Customer, Liability, Noncurrent	986		969
Guest Loyalty Program [Member] | Non-Guarantor Subsidiaries [Member]
Noncontrolling Interest [Line Items]
Current portion of liability for guest loyalty program	0		0
Contract with Customer, Liability, Noncurrent	0		0
Guest Loyalty Program [Member] | Consolidation, Eliminations [Member]
Noncontrolling Interest [Line Items]
Current portion of liability for guest loyalty program	0		0
Contract with Customer, Liability, Noncurrent	$ 0		0
Restatement
Noncontrolling Interest [Line Items]
Other Assets, Current			189
Accounts payable, accrued expenses and other			1,549
Restatement | Parent Company [Member]
Noncontrolling Interest [Line Items]
Other Assets, Current			0
Accounts payable, accrued expenses and other			10
Restatement | HWF Issuers [Member]
Noncontrolling Interest [Line Items]
Other Assets, Current			1
Accounts payable, accrued expenses and other			19
Restatement | HOC [Member]
Noncontrolling Interest [Line Items]
Other Assets, Current			1
Accounts payable, accrued expenses and other			229
Restatement | Guarantor Subsidiaries [Member]
Noncontrolling Interest [Line Items]
Other Assets, Current			36
Accounts payable, accrued expenses and other			529
Restatement | Non-Guarantor Subsidiaries [Member]
Noncontrolling Interest [Line Items]
Other Assets, Current			154
Accounts payable, accrued expenses and other			765
Restatement | Consolidation, Eliminations [Member]
Noncontrolling Interest [Line Items]
Other Assets, Current			(3)
Accounts payable, accrued expenses and other			$ (3)